Non-controlling interests and redeemable non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests consists of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$49,121	$25,172	$89,328	$59,743
Non-controlling interests - redeemable tax equity partnership units	331	331	662	662
Other net earnings attributable to:
Non-controlling interests	(7,727)	(10,064)	(17,106)	(18,387)
	$41,725	$15,439	$72,884	$42,018
Redeemable non-controlling interest, held by related party	—	(6,349)	—	(12,399)
Net effect of non-controlling interests	$41,725	$9,090	$72,884	$29,619